ASSET RETIREMENT OBLIGATIONS (Details) - Schedule of Change in Asset Retirement Obligation (USD $)	3 Months Ended		12 Months Ended		114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Schedule of Change in Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 6,158	$ 5,584	$ 5,584
Adjustment	(1,708)	0	0	(76)	(166,790)	(168,498)
Accretion Expense	152	76	574	513	1,330	1,482
Asset retirement obligation	$ 4,602		$ 6,158	$ 5,584	$ 6,158	$ 4,602